Fair Value (Details 4) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Trading securities	$ 5,063,400	$ 5,630,100
Available-for-sale securities	131,068,615	228,369,261
Investment securities, held-to-maturity	135,468,021	30,780,414
Accrued interest receivable	2,221,462	2,064,557
Carrying Value
Financial assets:
Cash and cash equivalents	42,183,000	19,803,000
Trading securities	5,063,000	5,630,000
Available-for-sale securities	131,068,000	228,369,000
Investment securities, held-to-maturity	136,937,000	29,077,000
Loans held for sale	61,000	1,029,000
Loans receivable, net	335,640,000	310,674,000
Federal Home Loan Bank stock	1,588,000	1,936,000
Accrued interest receivable	2,221,000	2,065,000
Financial liabilities:
Deposits	637,250,000	568,265,000
Borrowings	1,000,000	6,000,000
Accrued interest payable	11,000	31,000
Estimated Fair Value | Level 1
Financial assets:
Cash and cash equivalents	42,183,000	19,803,000
Trading securities	1,086,000	3,172,000
Available-for-sale securities	0	0
Investment securities, held-to-maturity	0	0
Loans held for sale	0	0
Loans receivable, net	0	0
Accrued interest receivable	0	0
Financial liabilities:
Deposits	495,345,000	428,436,000
Borrowings	0	0
Accrued interest payable	4,000	4,000
Estimated Fair Value | Level 2
Financial assets:
Cash and cash equivalents	0	0
Trading securities	3,977,000	2,458,000
Available-for-sale securities	130,967,000	220,132,000
Investment securities, held-to-maturity	131,700,000	29,193,000
Loans held for sale	62,000	1,073,000
Loans receivable, net	0	0
Accrued interest receivable	1,245,000	1,077,000
Financial liabilities:
Deposits	143,638,000	142,616,000
Borrowings	1,027,000	6,097,000
Accrued interest payable	7,000	27,000
Estimated Fair Value | Level 3
Financial assets:
Cash and cash equivalents	0	0
Trading securities	0	0
Available-for-sale securities	101,000	8,237,000
Investment securities, held-to-maturity	3,768,000	1,587,000
Loans held for sale	0	0
Loans receivable, net	346,634,000	321,207,000
Accrued interest receivable	976,000	988,000
Financial liabilities:
Deposits	0	0
Borrowings	0	0
Accrued interest payable	$ 0	$ 0